UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2019

Eaton Vance

Focused Growth Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes fluctuated widely during the 12-month period ended February 28, 2019, as market sentiment cycled between optimism about positive U.S. economic data and concerns about interest rates, trade disputes and slowing growth overseas.

In March 2018, U.S. stocks opened the period by pulling back demand amid fears that rising interest rates might boost the relative appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries, including China, Canada and certain countries in the European Union.

U.S. stocks bounced back during the summer months, led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of 2018 amid global trade war fears and sagging economies in China and Europe. The U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

As 2019 began, stocks again rebounded. Remarks from the U.S. Federal Reserve Board led many investors to conclude that it was done raising interest rates for all or most of 2019 — easing concerns that rising interest rates could endanger economic growth. Investors were also encouraged by strong employment data, solid earnings from technology firms and signs that the U.S. and China were dampening down trade rhetoric and inching toward an agreement.

For the 12-month period ended February 28, 2019, the blue-chip Dow Jones Industrial Average®2 rose 5.95%, while the broader U.S. equity market represented by the S&P 500® Index returned 4.68%. The technology-laden NASDAQ Composite Index was up 4.71% during the period. Large-cap U.S. stocks, as measured by the S&P 500® Index, slightly underperformed their small-cap counterparts, as measured by the Russell 2000® Index. Growth stocks outpaced value stocks in both large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended February 28, 2019, Eaton Vance Focused Growth Opportunities Fund (the Fund) returned 8.83% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000® Growth Index (the Index), which returned 6.62%.

Stock selections in the information technology (IT), health care and consumer discretionary sectors contributed to Fund performance versus the Index. Within IT, the Fund’s overweight position, relative to the Index, in salesforce.com, Inc. (salesforce.com), a leading provider of customer relationship management software, helped results versus the Index. Strong sales of the firm’s cloud-based products and services, as well as positive market reaction to its acquisition of MuleSoft, Inc., a business software company, led salesforce.com stock to appreciate during the period.

In health care, two Fund holdings benefited from acquisition announcements during the period. Loxo Oncology, Inc. (Loxo), an out-of-Index position, rose sharply after Eli Lilly and Company made a successful bid to buy the company at a significant premium to its previous stock price. Loxo, a biopharmaceutical firm, develops small molecule therapeutics for cancer treatment. The Fund’s holding in Celgene Corp. rose on positive market reaction to Bristol-Myers Squibb Co.’s announcement that it was buying the drugmaker. Loxo and Celgene were sold during the period.

In consumer discretionary, an overweight position in Ulta Beauty, Inc. benefited the Fund as the stock’s price rose after the cosmetics, skin care and hair care products retailer reported sales growth that exceeded market expectations during the period.

In contrast, stock selections and an overweight position in the communication services sector, along with stock selections in the financials and industrials sectors, detracted from performance versus the Index.

In communication services, an overweight holding in videogame developer Activision Blizzard, Inc. (Activision) — publisher of Call of Duty, Candy Crush and other popular games — hurt performance versus the Index. The stock declined after the company failed to upgrade its earnings projections for the fourth quarter of 2018 — which the market expected — and gave a cautious outlook for 2019.

In financials, the Fund’s out-of-Index holding in global investment bank Goldman Sachs Group, Inc. (Goldman Sachs) hurt relative performance. Concerns about the negative effects of a global economic slowdown and a flattening yield curve,6 as well as company-specific missteps in activities outside the U.S., led Goldman Sachs’ stock to decline during the period.

In the industrials sector, an overweight position in FedEx Corp. (FedEx) hurt Fund performance as the stock’s price declined more than the market after the express-delivery provider reported weaker-than-expected 2018 results and provided 2019 guidance that fell short of analyst expectations. FedEx management cited slowing business in its international markets, particularly Europe and China, as well as other operational shortfalls. Activision, Goldman Sachs and FedEx were sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	8.83%	11.87%	12.32%
Class A with 5.75% Maximum Sales Charge	—	—	2.57	10.55	11.49
Class C at NAV	03/07/2011	03/07/2011	8.04	11.02	11.47
Class C with 1% Maximum Sales Charge	—	—	7.06	11.02	11.47
Class I at NAV	03/07/2011	03/07/2011	9.09	12.14	12.60
Russell 1000® Growth Index	—	—	6.62%	12.63%	13.73%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
			1.05%	1.80%	0.80%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$23,800	N.A.
Class I	$250,000	03/07/2011	$645,017	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Alphabet, Inc., Class C	7.6%

Amazon.com, Inc.	7.5

Visa, Inc., Class A	6.2

Charles Schwab Corp. (The)	4.2

Aptiv PLC	3.9

Facebook, Inc., Class A	3.7

Palo Alto Networks, Inc.	3.7

salesforce.com, Inc.	3.3

Adobe, Inc.	3.0

Intuit, Inc.	3.0

Total	46.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.
[6]

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term rates fall and/or short-term rates increase, and the yield curve steepens when long-term rates increase and/or short-term rates fall.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$982.90	$5.16	1.05%
Class C	$1,000.00	$979.60	$8.83	1.80%
Class I	$1,000.00	$984.00	$3.94	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	1.05%
Class C	$1,000.00	$1,015.90	$9.00	1.80%
Class I	$1,000.00	$1,020.80	$4.01	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

6

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Portfolio of Investments

Common Stocks — 98.3%
Security	Shares	Value

Aerospace & Defense — 2.8%

Raytheon Co.	40,097	$7,478,091

		$7,478,091

Auto Components — 3.9%

Aptiv PLC	126,394	$10,504,605

		$10,504,605

Banks — 2.0%

Bank of America Corp.	184,469	$5,364,359

		$5,364,359

Biotechnology — 5.7%

Alnylam Pharmaceuticals, Inc.(1)	50,036	$4,253,060

Argenx SE ADR(1)(2)	22,603	3,012,754

Vertex Pharmaceuticals, Inc.(1)	42,372	7,997,715

		$15,263,529

Building Products — 2.0%

Fortune Brands Home & Security, Inc.	116,642	$5,496,171

		$5,496,171

Capital Markets — 4.2%

Charles Schwab Corp. (The)	246,289	$11,331,757

		$11,331,757

Chemicals — 3.8%

Ecolab, Inc.	27,114	$4,579,826

Sherwin-Williams Co. (The)	12,880	5,579,616

		$10,159,442

Commercial Services & Supplies — 2.7%

Waste Connections, Inc.	86,714	$7,231,948

		$7,231,948

Communications Equipment — 1.6%

Arista Networks, Inc.(1)	14,714	$4,197,169

		$4,197,169

Electronic Equipment, Instruments & Components — 1.7%

Littelfuse, Inc.	23,513	$4,540,125

		$4,540,125

Security	Shares	Value

Health Care Equipment & Supplies — 5.2%

Abbott Laboratories	99,865	$7,751,521

Intuitive Surgical, Inc.(1)	11,342	6,210,993

		$13,962,514

Health Care Providers & Services — 2.9%

UnitedHealth Group, Inc.	32,014	$7,754,431

		$7,754,431

Interactive Media & Services — 14.6%

Alphabet, Inc., Class C(1)	18,117	$20,289,591

Cargurus, Inc.(1)(2)	82,180	3,511,551

Facebook, Inc., Class A(1)	62,130	10,030,888

IAC/InterActiveCorp.(1)	24,997	5,325,611

		$39,157,641

Internet & Direct Marketing Retail — 7.5%

Amazon.com, Inc.(1)	12,228	$20,051,841

		$20,051,841

IT Services — 8.9%

GoDaddy, Inc., Class A(1)	98,467	$7,350,561

Visa, Inc., Class A	111,590	16,528,711

		$23,879,272

Pharmaceuticals — 2.6%

Merck & Co., Inc.	87,651	$7,125,150

		$7,125,150

Road & Rail — 2.0%

CSX Corp.	73,738	$5,358,540

		$5,358,540

Semiconductors & Semiconductor Equipment — 2.8%

Micron Technology, Inc.(1)	53,738	$2,196,809

QUALCOMM, Inc.	100,986	5,391,643

		$7,588,452

Software — 17.1%

Adobe, Inc.(1)	31,172	$8,182,650

Intuit, Inc.	32,938	8,139,968

Microsoft Corp.	47,319	5,301,147

Palo Alto Networks, Inc.(1)	40,351	9,937,241

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Portfolio of Investments — continued

Security	Shares	Value

Software (continued)

SailPoint Technologies Holding, Inc.(1)	173,431	$5,348,612

salesforce.com, Inc.(1)	54,734	8,957,219

		$45,866,837

Specialty Retail — 2.8%

Ulta Beauty, Inc.(1)	24,515	$7,660,692

		$7,660,692

Textiles, Apparel & Luxury Goods — 1.5%

Tapestry, Inc.	112,700	$3,937,738

		$3,937,738

Total Common Stocks (identified cost $197,516,005)		$263,910,304

Short-Term Investments — 1.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	5,068,422	$5,068,929

Total Short-Term Investments (identified cost $5,068,923)		$5,068,929

Total Investments — 100.2% (identified cost $202,584,928)		$268,979,233

Other Assets, Less Liabilities — (0.2)%		$(462,275)

Net Assets — 100.0%		$268,516,958

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at February 28, 2019. The aggregate market value of securities on loan at February 28, 2019 was $2,592,509.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019.

Abbreviations:

ADR	–	American Depositary Receipt

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Statement of Assets and Liabilities

Assets	February 28, 2019

Unaffiliated investments, at value including $2,592,509 of securities on loan (identified cost, $197,516,005)	$263,910,304

Affiliated investment, at value (identified cost, $5,068,923)	5,068,929

Dividends receivable	157,180

Dividends receivable from affiliated investment	4,054

Receivable for Fund shares sold	220,834

Securities lending income receivable	161

Total assets	$269,361,462

Liabilities

Payable for Fund shares redeemed	$592,133

Payable to affiliates:

Investment adviser and administration fee	131,412

Distribution and service fees	22,022

Accrued expenses	98,937

Total liabilities	$844,504

Net Assets	$268,516,958

Sources of Net Assets

Paid-in capital	$199,922,965

Distributable earnings	68,593,993

Total	$268,516,958

Class A Shares

Net Assets	$42,652,784

Shares Outstanding	1,983,063

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.51

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$22.82

Class C Shares

Net Assets	$18,552,405

Shares Outstanding	918,494

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$20.20

Class I Shares

Net Assets	$207,311,769

Shares Outstanding	9,491,126

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$21.84

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Statement of Operations

Investment Income	Year Ended February 28, 2019

Dividends (net of foreign taxes, $5,994)	$1,981,376

Dividends from affiliated investment	87,623

Securities lending income, net	6,213

Total investment income	$2,075,212

Expenses

Investment adviser and administration fee	$1,521,463

Distribution and service fees

Class A	93,888

Class C	191,401

Trustees’ fees and expenses	11,749

Custodian fee	78,858

Transfer and dividend disbursing agent fees	114,168

Legal and accounting services	45,092

Printing and postage	28,956

Registration fees	55,640

Miscellaneous	18,934

Total expenses	$2,160,149

Net investment loss	$(84,937)

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$18,847,617

Investment transactions — affiliated investment	71

Foreign currency transactions	(51)

Net realized gain	$18,847,637

Change in unrealized appreciation (depreciation) —

Investments	$2,663,916

Investments — affiliated investment	(5)

Net change in unrealized appreciation (depreciation)	$2,663,911

Net realized and unrealized gain	$21,511,548

Net increase in net assets from operations	$21,426,611

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment loss	$(84,937)	$(141,979)

Net realized gain	18,847,637	16,403,989

Net change in unrealized appreciation (depreciation)	2,663,911	26,118,812

Net increase in net assets from operations	$21,426,611	$42,380,822

Distributions to shareholders:(1)

Class A	$(3,481,942)	$(12,579)

Class C	(1,863,162)	—

Class I	(15,620,484)	(474,731)

Total distributions to shareholders	$(20,965,588)	$(487,310)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$15,523,440	$13,771,461

Class C	5,688,997	3,410,784

Class I	69,592,822	45,199,901

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	3,403,599	11,688

Class C	1,770,381	—

Class I	15,520,796	319,015

Cost of shares redeemed

Class A	(9,701,425)	(26,149,508)

Class C	(5,020,442)	(3,755,882)

Class I	(48,412,214)	(53,182,257)

Net asset value of shares converted

Class A	1,058,764	—

Class C	(1,058,764)	—

Net increase (decrease) in net assets from Fund share transactions	$48,365,954	$(20,374,798)

Net increase in net assets	$48,826,977	$21,518,714

Net Assets

At beginning of year	$219,689,981	$198,171,267

At end of year	$268,516,958	$219,689,981 (2)

(1)

For the year ended February 28, 2018, the source of distributions was from net investment income. The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated net investment loss of $(67,281) at February 28, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Financial Highlights

	Class A

	Year Ended February 28,					Year Ended February 29, 2016		Year Ended February 28, 2015
	2019	2018		2017

Net asset value — Beginning of year	$21.640	$17.600		$14.240		$15.950		$14.100

Income (Loss) From Operations

Net investment income (loss)(1)	$(0.035)	$(0.041)		$0.027		$(0.026)		$(0.037)

Net realized and unrealized gain (loss)	1.829	4.088		3.333		(1.485)		2.420

Total income (loss) from operations	$1.794	$4.047		$3.360		$(1.511)		$2.383

Less Distributions

From net investment income	$—	$(0.007)		$—		$—		$—

From net realized gain	(1.924)	—		—		(0.199)		(0.533)

Total distributions	$(1.924)	$(0.007)		$—		$(0.199)		$(0.533)

Net asset value — End of year	$21.510	$21.640		$17.600		$14.240		$15.950

Total Return(2)	8.83%	23.00	%(3)	23.60	%(3)	(9.61	)%(3)	17.21	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$42,653	$32,847		$38,469		$32,921		$7,052

Ratios (as a percentage of average daily net assets):

Expenses	1.05%	1.05	%(3)	1.05	%(3)	1.05	%(3)	1.09	%(3)

Net investment income (loss)	(0.16)%	(0.21)%		0.17%		(0.17)%		(0.25)%

Portfolio Turnover	79%	80%		71%		87%		69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15% and 0.30% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Financial Highlights — continued

	Class C

	Year Ended February 28,					Year Ended February 29, 2016		Year Ended February 28, 2015
	2019	2018		2017

Net asset value — Beginning of year	$20.580	$16.860		$13.750		$15.520		$13.840

Income (Loss) From Operations

Net investment loss(1)	$(0.187)	$(0.173)		$(0.090)		$(0.134)		$(0.143)

Net realized and unrealized gain (loss)	1.731	3.893		3.200		(1.437)		2.356

Total income (loss) from operations	$1.544	$3.720		$3.110		$(1.571)		$2.213

Less Distributions

From net realized gain	$(1.924)	$—		$—		$(0.199)		$(0.533)

Total distributions	$(1.924)	$—		$—		$(0.199)		$(0.533)

Net asset value — End of year	$20.200	$20.580		$16.860		$13.750		$15.520

Total Return(2)	8.04%	22.06	%(3)	22.62	%(3)	(10.27	)%(3)	16.30	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$18,552	$17,813		$14,909		$11,207		$2,073

Ratios (as a percentage of average daily net assets):

Expenses	1.80%	1.80	%(3)	1.80	%(3)	1.80	%(3)	1.82	%(3)

Net investment loss	(0.91)%	(0.94)%		(0.58)%		(0.91)%		(0.98)%

Portfolio Turnover	79%	80%		71%		87%		69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15% and 0.30% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Financial Highlights — continued

	Class I

	Year Ended February 28,					Year Ended February 29, 2016		Year Ended February 28, 2015
	2019	2018		2017

Net asset value — Beginning of year	$21.890	$17.810		$14.370		$16.060		$14.160

Income (Loss) From Operations

Net investment income(1)	$0.019	$0.010		$0.067		$0.011		$0.002

Net realized and unrealized gain (loss)	1.855	4.129		3.373		(1.502)		2.431

Total income (loss) from operations	$1.874	$4.139		$3.440		$(1.491)		$2.433

Less Distributions

From net investment income	$—	$(0.059)		$—		$—		$—

From net realized gain	(1.924)	—		—		(0.199)		(0.533)

Total distributions	$(1.924)	$(0.059)		$—		$(0.199)		$(0.533)

Net asset value — End of year	$21.840	$21.890		$17.810		$14.370		$16.060

Total Return(2)	9.09%	23.28	%(3)	23.94	%(3)	(9.42	)%(3)	17.50	%(3)

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$207,312	$169,029		$144,793		$131,297		$57,551

Ratios (as a percentage of average daily net assets):

Expenses	0.80%	0.80	%(3)	0.80	%(3)	0.80	%(3)	0.84	%(3)

Net investment income	0.09%	0.05%		0.41%		0.07%		0.01%

Portfolio Turnover	79%	80%		71%		87%		69%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.03%, 0.14%, 0.15% and 0.30% of average daily net assets for the years ended February 28, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Other assets and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

15

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2019 and February 28, 2018 was as follows:

	Year Ended February 28,
	2019	2018

Ordinary income	$542,695	$459,752

Long-term capital gains	$20,422,893	$27,558

During the year ended February 28, 2019, distributable earnings was decreased by $1,355,587 and paid-in capital was increased by $1,355,587 due to the Fund’s use of equalization accounting and differences between book and tax accounting for investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$346,878

Undistributed long-term capital gains	$1,909,846

Net unrealized appreciation	$66,337,269

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$202,641,964

Gross unrealized appreciation	$67,202,948

Gross unrealized depreciation	(865,679)

Net unrealized appreciation	$66,337,269

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. Pursuant to the investment advisory and administration agreement and subsequent fee reduction agreement between the Fund and EVM, the fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and

16

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

over, the annual fee is reduced. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Fund who are not interested persons of EVM or the Fund and by the vote of a majority of shareholders. For the year ended February 28, 2019, the investment adviser and administration fee amounted to $1,521,463 or 0.65% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, no operating expenses were allocated to EVM for the year ended February 28, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2019, EVM earned $11,218 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $18,452 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2019 amounted to $93,888 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2019, the Fund paid or accrued to EVD $143,551 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2019 amounted to $47,850 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2019, the Fund was informed that EVD received approximately $2,000 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $206,072,526 and $182,146,091, respectively, for the year ended February 28, 2019.

17

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2019	2018

Sales	702,740	726,951

Issued to shareholders electing to receive payments of distributions in Fund shares	165,094	612

Redemptions	(454,962)	(1,395,177)

Converted from Class C shares	51,962	—

Net increase (decrease)	464,834	(667,614)

	Year Ended February 28,
Class C	2019	2018

Sales	272,830	185,195

Issued to shareholders electing to receive payments of distributions in Fund shares	91,132	—

Redemptions	(255,581)	(203,936)

Converted to Class A shares	(55,450)	—

Net increase (decrease)	52,931	(18,741)

	Year Ended February 28,
Class I	2019	2018

Sales	3,259,437	2,375,788

Issued to shareholders electing to receive payments of distributions in Fund shares	742,245	16,538

Redemptions	(2,232,570)	(2,800,585)

Net increase (decrease)	1,769,112	(408,259)

At February 28, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 27.1% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2019.

9  Securities Lending Agreement

The Fund has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Fund lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Fund earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received.

18

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

For security loans secured by non-cash collateral, the Fund earns a negotiated lending fee from the borrower. A portion of the income earned by the Fund from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Fund is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The Fund is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Fund in the event of default by a borrower with respect to a loan. The Fund bears the risk of loss with respect to the investment of cash collateral.

At February 28, 2019, the value of the securities loaned (all common stock) and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $2,592,509 and $2,664,418, respectively. Collateral received was comprised of U.S. Government and/or agencies securities. The securities lending transactions have no contractual maturity date and each of the Fund and borrower has the option to terminate a loan at any time.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$263,910,304	*	$—	$—	$263,910,304

Short-Term Investments	—		5,068,929	—	5,068,929

Total Investments	$263,910,304		$5,068,929	$—	$268,979,233

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2019, the Fund designates approximately $1,914,883, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $17,325,886 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

22

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300    2.28.19

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 28, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (eatonvance.com/funddocuments), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at eatonvance.com/edelivery. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-262-1122. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Eaton Vance funds held directly or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2019

Eaton Vance

Focused Value Opportunities Fund

Table of Contents

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Management’s Discussion of Fund Performance1

Economic and Market Conditions

U.S. stock indexes fluctuated widely during the 12-month period ended February 28, 2019, as market sentiment cycled between optimism about positive U.S. economic data and concerns about interest rates, trade disputes and slowing growth overseas.

In March 2018, U.S. stocks opened the period by pulling back demand amid fears that rising interest rates might boost the relative appeal of fixed-income investments. After a brief rebound, equity markets again weakened in the spring of 2018, as investors confronted the prospect of a global trade war due to President Trump’s then-new tariffs. The broad tariffs drew retaliatory actions from impacted countries, including China, Canada and certain countries in the European Union.

U.S. stocks bounced back during the summer months, led by technology stocks, which rebounded following an earlier setback from a wave of data-privacy scandals. Markets plunged in the final three months of 2018 amid global trade war fears and sagging economies in China and Europe. The U.S. stock market’s December 2018 plunge was the worst monthly loss since the 2008 financial crisis.

As 2019 began, stocks again rebounded. Remarks from the U.S. Federal Reserve Board led many investors to conclude that it was done raising interest rates for all or most of 2019 — easing concerns that rising interest rates could endanger economic growth. Investors were also encouraged by strong employment data, solid earnings from technology firms and signs that the U.S. and China were dampening down trade rhetoric and inching toward an agreement.

For the 12-month period ended February 28, 2019, the blue-chip Dow Jones Industrial Average®2 rose 5.95%, while the broader U.S. equity market represented by the S&P 500® Index returned 4.68%. The technology-laden NASDAQ Composite Index was up 4.71% during the period. Large-cap U.S. stocks, as measured by the S&P 500® Index, slightly underperformed their small-cap counterparts, as measured by the Russell 2000® Index. Growth stocks outpaced value stocks in both large- and small-cap categories, as measured by the Russell Growth and Value Indexes.

Fund Performance

For the 12-month period ended February 28, 2019, Eaton Vance Focused Value Opportunities Fund (the Fund) returned 5.35% for Class A shares at net asset value (NAV), outperforming its benchmark, the Russell 1000® Value Index (the Index), which returned 3.16%.

Stock selections in the health care, consumer discretionary and materials sectors helped Fund performance versus the Index during the period. In health care, the Fund had initiated an overweight position, relative to the Index, in Boston Scientific Corp., a manufacturer of pulmonary-related medical devices, during the previous period after the stock declined on a manufacturing issue with a heart-valve product and concerns about future products in the development pipeline. The Fund’s position increased in value during the period as product concerns were addressed and sales reaccelerated. Elsewhere in health care, the Fund’s overweight position in pharmaceutical firm Merck & Co., Inc. (Merck) rose in price during the period. A key driver was positive data about the effectiveness of Keytruda, one of Merck’s oncology drugs, versus competitive products. Boston Scientific Corp. was sold during the period.

In consumer discretionary, the Fund bought an out-of-Index position in off-price retailer TJX Cos., Inc. (TJX) — owner of the TJ Maxx, HomeGoods and Marshall’s chains — after the stock declined on fashion-buyer missteps and several quarters of declining same-store sales results due largely to difficult year-over-year comparisons. As those issues started to be resolved during the period, the Fund’s TJX shares rose in price. Relative performance in the materials sector was helped by the Fund’s overweight position in U.S.-based Ball Corp. (Ball), a leading global manufacturer of metal cans and other packaging. Ball’s stock performed strongly as the firm continued to deliver on the operational synergies management had projected from its 2016 acquisition of U.K.-based Rexam, another manufacturer of consumer packaging. TJX was sold during the period.

In contrast, stock selections in the industrials and financials sectors detracted from Fund performance versus the Index, as did stock selections and an underweight position in the consumer staples sector. Within industrials, the Fund’s overweight holding in engineering and construction firm Fluor Corp. (Fluor) declined after Fluor reported larger-than-expected losses on power projects completed in Florida under contracts that had been negotiated by a previous management team. In financials, the Fund’s out-of-index holding in financial services giant Credit Suisse Group AG fell in price as investors appeared to grow impatient with the slow progress of the firm’s multiyear effort to restructure its business. Also in financials, an overweight allocation in American International Group, Inc. (AIG), one of the world’s largest insurance and financial services companies, hurt results versus the Index as the stock retreated on concerns about potential liabilities from unprofitable policies AIG had written in the past. In consumer staples, the Fund’s out-of-Index position in Constellation Brands, Inc., a distributor of beer and wine brands — including Corona and Modelo — declined during the period and detracted from relative results. Credit Suisse Group AG was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Performance2,3

Portfolio Managers Edward J. Perkin, CFA and Aaron S. Dunn, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	5.35%	8.00%	9.97%
Class A with 5.75% Maximum Sales Charge	—	—	–0.69	6.73	9.16
Class C at NAV	03/07/2011	03/07/2011	4.55	7.21	9.15
Class C with 1% Maximum Sales Charge	—	—	3.64	7.21	9.15
Class I at NAV	03/07/2011	03/07/2011	5.59	8.28	10.24
Russell 1000® Value Index	—	—	3.16%	8.09%	10.49%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.26%	2.01%	1.01%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$20,115	N.A.
Class I	$250,000	03/07/2011	$544,693	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Bank of America Corp.	4.6%

Verizon Communications, Inc.	4.4

Merck & Co., Inc.	4.0

Procter & Gamble Co. (The)	3.9

PNC Financial Services Group, Inc. (The)	3.2

Phillips 66	2.9

DowDuPont, Inc.	2.8

NextEra Energy, Inc.	2.8

Fluor Corp.	2.8

ConocoPhillips	2.7

Total	34.1%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average® is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Source: Nasdaq, Inc. The information is provided by Nasdaq (with its affiliates, are referred to as the “Corporations”) and Nasdaq’s third party licensors on an “as is” basis and the Corporations make no guarantees and bear no liability of any kind with respect to the information or the Fund. Russell 2000® Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000® Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 6/30/19. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2018 – February 28, 2019).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/18)	Ending Account Value (2/28/19)	Expenses Paid During Period* (9/1/18 – 2/28/19)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$960.80	$5.10	**	1.05%
Class C	$1,000.00	$956.90	$8.73	**	1.80%
Class I	$1,000.00	$961.80	$3.89	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2018.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Portfolio of Investments

Common Stocks — 100.2%
Security	Shares	Value

Aerospace & Defense — 2.5%

Textron, Inc.	46,253	$2,511,538

		$2,511,538

Banks — 10.2%

Bank of America Corp.	161,534	$4,697,409

PNC Financial Services Group, Inc. (The)	26,345	3,319,997

Sterling Bancorp	117,020	2,379,016

		$10,396,422

Beverages — 1.8%

Constellation Brands, Inc., Class A	10,837	$1,833,187

		$1,833,187

Biotechnology — 1.1%

Gilead Sciences, Inc.	18,083	$1,175,757

		$1,175,757

Building Products — 2.1%

A.O. Smith Corp.	42,380	$2,200,793

		$2,200,793

Capital Markets — 5.0%

Northern Trust Corp.	28,464	$2,652,845

Raymond James Financial, Inc.	29,710	2,453,452

		$5,106,297

Chemicals — 2.8%

DowDuPont, Inc.	54,430	$2,897,309

		$2,897,309

Construction & Engineering — 2.8%

Fluor Corp.	75,396	$2,834,890

		$2,834,890

Consumer Finance — 2.6%

American Express Co.	25,021	$2,695,762

		$2,695,762

Containers & Packaging — 2.1%

Ball Corp.	38,774	$2,124,040

		$2,124,040

Security	Shares	Value

Diversified Telecommunication Services — 4.4%

Verizon Communications, Inc.	79,103	$4,502,543

		$4,502,543

Electric Utilities — 5.0%

Edison International	37,247	$2,230,723

NextEra Energy, Inc.	15,202	2,853,719

		$5,084,442

Electronic Equipment, Instruments & Components — 2.4%

FLIR Systems, Inc.	47,942	$2,466,616

		$2,466,616

Energy Equipment & Services — 1.6%

Halliburton Co.	53,426	$1,639,644

		$1,639,644

Entertainment — 2.5%

Walt Disney Co. (The)	23,073	$2,603,557

		$2,603,557

Equity Real Estate Investment Trusts (REITs) — 2.4%

Mid-America Apartment Communities, Inc.	23,277	$2,411,032

		$2,411,032

Food Products — 2.7%

Mondelez International, Inc., Class A	58,700	$2,768,292

		$2,768,292

Health Care Equipment & Supplies — 5.3%

Abbott Laboratories	34,135	$2,649,559

Baxter International, Inc.	36,470	2,725,403

		$5,374,962

Health Care Providers & Services — 2.5%

Anthem, Inc.	8,465	$2,545,679

		$2,545,679

Hotels, Restaurants & Leisure — 2.2%

Marriott International, Inc., Class A	17,870	$2,238,575

		$2,238,575

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Portfolio of Investments — continued

Security	Shares	Value

Household Durables — 2.0%

D.R. Horton, Inc.	52,211	$2,030,486

		$2,030,486

Household Products — 3.9%

Procter & Gamble Co. (The)	40,267	$3,968,313

		$3,968,313

Insurance — 4.6%

American International Group, Inc.	50,427	$2,178,446

Progressive Corp. (The)	34,934	2,546,689

		$4,725,135

IT Services — 1.9%

Leidos Holdings, Inc.	30,619	$1,977,681

		$1,977,681

Machinery — 2.5%

Gardner Denver Holdings, Inc.(1)	96,385	$2,587,937

		$2,587,937

Multi-Utilities — 2.2%

Sempra Energy	18,753	$2,258,611

		$2,258,611

Oil, Gas & Consumable Fuels — 7.5%

ConocoPhillips	41,453	$2,812,586

EOG Resources, Inc.	20,503	1,927,282

Phillips 66	30,666	2,954,976

		$7,694,844

Pharmaceuticals — 4.0%

Merck & Co., Inc.	50,272	$4,086,611

		$4,086,611

Semiconductors & Semiconductor Equipment — 4.5%

NXP Semiconductors NV	24,971	$2,280,352

QUALCOMM, Inc.	43,178	2,305,273

		$4,585,625

Specialty Retail — 0.9%

Tractor Supply Co.	10,129	$965,800

		$965,800

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 2.2%

Tapestry, Inc.	63,403	$2,215,301

		$2,215,301

Total Common Stocks (identified cost $97,235,761)		$102,507,681

Short-Term Investments — 0.0%(2)
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 2.62%(3)	36,805	$36,809

Total Short-Term Investments (identified cost $36,805)		$36,809

Total Investments — 100.2% (identified cost $97,272,566)		$102,544,490

Other Assets, Less Liabilities — (0.2)%		$(233,793)

Net Assets — 100.0%		$102,310,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2019.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Statement of Assets and Liabilities

Assets	February 28, 2019

Unaffiliated investments, at value (identified cost, $97,235,761)	$102,507,681

Affiliated investment, at value (identified cost, $36,805)	36,809

Dividends receivable	131,927

Dividends receivable from affiliated investment	330

Receivable for investments sold	1,098,633

Receivable for Fund shares sold	47,558

Tax reclaims receivable	5,348

Receivable from affiliate	30,218

Total assets	$103,858,504

Liabilities

Payable for investments purchased	$1,175,702

Payable for Fund shares redeemed	245,457

Payable to affiliates:

Investment adviser and administration fee	58,217

Distribution and service fees	3,040

Accrued expenses	65,391

Total liabilities	$1,547,807

Net Assets	$102,310,697

Sources of Net Assets

Paid-in capital	$96,767,613

Distributable earnings	5,543,084

Total	$102,310,697

Class A Shares

Net Assets	$8,680,351

Shares Outstanding	573,435

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.14

Maximum Offering Price Per Share

(100 ÷ 94.25 of net asset value per share)	$16.06

Class C Shares

Net Assets	$1,798,661

Shares Outstanding	120,950

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$14.87

Class I Shares

Net Assets	$91,831,685

Shares Outstanding	6,049,849

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$15.18

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Statement of Operations

Investment Income	Year Ended February 28, 2019

Dividends (net of foreign taxes, $1,164)	$1,846,832

Dividends from affiliated investment	15,141

Total investment income	$1,861,973

Expenses

Investment adviser and administration fee	$610,587

Distribution and service fees

Class A	16,525

Class C	13,537

Trustees’ fees and expenses	4,357

Custodian fee	51,183

Transfer and dividend disbursing agent fees	19,439

Legal and accounting services	40,880

Printing and postage	13,539

Registration fees	64,531

Miscellaneous	14,032

Total expenses	$848,610

Deduct —

Allocation of expenses to affiliate	$166,473

Total expense reductions	$166,473

Net expenses	$682,137

Net investment income	$1,179,836

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$5,797,859

Investment transactions — affiliated investment	166

Foreign currency transactions	(2,286)

Net realized gain	$5,795,739

Change in unrealized appreciation (depreciation) —

Investments	$(2,192,613)

Investments — affiliated investment	4

Foreign currency	(53)

Net change in unrealized appreciation (depreciation)	$(2,192,662)

Net realized and unrealized gain	$3,603,077

Net increase in net assets from operations	$4,782,913

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2019	2018

From operations —

Net investment income	$1,179,836	$882,117

Net realized gain	5,795,739	8,381,626

Net change in unrealized appreciation (depreciation)	(2,192,662)	(537,218)

Net increase in net assets from operations	$4,782,913	$8,726,525

Distributions to shareholders(1)

Class A	$(1,087,599)	$(117,741)

Class C	(186,574)	(34,457)

Class I	(10,430,595)	(2,169,549)

Total distributions to shareholders	$(11,704,768)	$(2,321,747)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$6,470,001	$600,440

Class C	1,068,010	339,959

Class I	40,466,936	17,220,873

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	1,087,599	117,741

Class C	186,574	34,457

Class I	10,430,595	1,800,727

Cost of shares redeemed

Class A	(1,882,742)	(1,790,801)

Class C	(449,320)	(519,948)

Class I	(18,677,124)	(21,064,044)

Net asset value of shares converted

Class A	49,382	—

Class C	(49,382)	—

Net increase (decrease) in net assets from Fund share transactions	$38,700,529	$(3,260,596)

Net increase in net assets	$31,778,674	$3,144,182

Net Assets

At beginning of year	$70,532,023	$67,387,841

At end of year	$102,310,697	$70,532,023 (2)

(1)	For the year ended February 28, 2018, the source of distributions was as follows:

Net investment income — Class A $(33,723), Class C $(4,320) and Class I $(727,946)

Net realized gain — Class A $(84,018), Class C $(30,137) and Class I $(1,441,603)

The current year presentation of distributions conforms with the Disclosure Update and Simplification Rule issued by the Securities and Exchange Commission, effective November 5, 2018.

(2)	Includes accumulated undistributed net investment income of $211,484 at February 28, 2018. The requirement to disclose the corresponding amount as of February 28, 2019 was eliminated.

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Financial Highlights

	Class A

	Year Ended February 28,				Year Ended February 29, 2016	Year Ended February 28, 2015
	2019	2018	2017

Net asset value — Beginning of year	$16.620	$14.980	$12.670		$14.450	$13.820

Income (Loss) From Operations

Net investment income(1)	$0.197	$0.185	$0.277	(2)	$0.209	$0.149

Net realized and unrealized gain (loss)	0.688	2.005	2.207		(1.446)	1.407

Total income (loss) from operations	$0.885	$2.190	$2.484		$(1.237)	$1.556

Less Distributions

From net investment income	$(0.180)	$(0.156)	$(0.174)		$(0.187)	$(0.068)

From net realized gain	(2.185)	(0.394)	—		(0.356)	(0.858)

Total distributions	$(2.365)	$(0.550)	$(0.174)		$(0.543)	$(0.926)

Net asset value — End of year	$15.140	$16.620	$14.980		$12.670	$14.450

Total Return(3)(4)	5.35%	14.71%	19.67%		(8.89)%	11.53%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$8,680	$3,751	$4,436		$4,477	$1,711

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.05%	1.05%	1.05%		1.05%	1.13%

Net investment income	1.24%	1.18%	1.99	%(2)	1.54%	1.04%

Portfolio Turnover	98%	99%	87%		90%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.48% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.20%, 0.21%, 0.21%, 0.25% and 0.31% of average daily net assets for the years ended February 28, 2019, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Financial Highlights — continued

	Class C

	Year Ended February 28,				Year Ended February 29, 2016	Year Ended February 28, 2015
	2019	2018	2017

Net asset value — Beginning of year	$16.370	$14.790	$12.560		$14.310	$13.720

Income (Loss) From Operations

Net investment income(1)	$0.077	$0.069	$0.166	(2)	$0.097	$0.044

Net realized and unrealized gain (loss)	0.673	1.962	2.186		(1.414)	1.403

Total income (loss) from operations	$0.750	$2.031	$2.352		$(1.317)	$1.447

Less Distributions

From net investment income	$(0.065)	$(0.057)	$(0.122)		$(0.085)	$(0.029)

From net realized gain	(2.185)	(0.394)	—		(0.348)	(0.828)

Total distributions	$(2.250)	$(0.451)	$(0.122)		$(0.433)	$(0.857)

Net asset value — End of year	$14.870	$16.370	$14.790		$12.560	$14.310

Total Return(3)(4)	4.55%	13.86%	18.69%		(9.49)%	10.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,799	$1,166	$1,182		$646	$539

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.80%	1.80%	1.80%		1.80%	1.86%

Net investment income	0.49%	0.44%	1.20	%(2)	0.73%	0.31%

Portfolio Turnover	98%	99%	87%		90%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.065 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 0.73% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.20%, 0.21%, 0.21%, 0.25% and 0.31% of average daily net assets for the years ended February 28, 2019, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Financial Highlights — continued

	Class I

	Year Ended February 28,				Year Ended February 29, 2016	Year Ended February 28, 2015
	2019	2018	2017

Net asset value — Beginning of year	$16.650	$15.010	$12.700		$14.460	$13.830

Income (Loss) From Operations

Net investment income(1)	$0.238	$0.226	$0.313	(2)	$0.247	$0.194

Net realized and unrealized gain (loss)	0.685	2.009	2.208		(1.443)	1.406

Total income (loss) from operations	$0.923	$2.235	$2.521		$(1.196)	$1.600

Less Distributions

From net investment income	$(0.208)	$(0.201)	$(0.211)		$(0.208)	$(0.112)

From net realized gain	(2.185)	(0.394)	—		(0.356)	(0.858)

Total distributions	$(2.393)	$(0.595)	$(0.211)		$(0.564)	$(0.970)

Net asset value — End of year	$15.180	$16.650	$15.010		$12.700	$14.460

Total Return(3)(4)	5.59%	14.99%	19.93%		(8.60)%	11.86%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$91,832	$65,615	$61,770		$56,668	$49,511

Ratios (as a percentage of average daily net assets):

Expenses(4)	0.80%	0.80%	0.80%		0.80%	0.85%

Net investment income	1.48%	1.43%	2.25	%(2)	1.81%	1.35%

Portfolio Turnover	98%	99%	87%		90%	119%

(1)	Computed using average shares outstanding.

(2)

Net investment income per share includes special dividends which amounted to $0.071 per share for the year ended February 28, 2017. Excluding special dividends, the ratio of net investment income to average daily net assets would have been 1.74% for the year ended February 28, 2017.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.20%, 0.21%, 0.21%, 0.25% and 0.31% of average daily net assets for the years ended February 28, 2019, 2018, 2017, the year ended February 29, 2016, and the year ended February 28, 2015, respectively). Absent this reimbursement, total return would be lower.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2019 and February 28, 2018 was as follows:

	Year Ended February 28,
	2019	2018

Ordinary income	$3,754,350	$983,842

Long-term capital gains	$7,950,418	$1,337,905

During the year ended February 28, 2019, distributable earnings was decreased by $714,642 and paid-in capital was increased by $714,642 due to the Fund’s use of equalization accounting. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2019, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$27,493

Undistributed long-term capital gains	$839,376

Net unrealized appreciation	$4,676,215

16

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$97,868,132

Gross unrealized appreciation	$8,095,336

Gross unrealized depreciation	(3,418,978)

Net unrealized appreciation	$4,676,358

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2019, the investment adviser and administration fee amounted to $610,587 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2019. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $166,473 of the Fund’s operating expenses for the year ended February 28, 2019.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2019, EVM earned $3,039 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,694 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2019. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2019 amounted to $16,525 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2019, the Fund paid or accrued to EVD $10,153 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2019 amounted to $3,384 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2019, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

17

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $108,850,359 and $79,814,840, respectively, for the year ended February 28, 2019.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2019	2018

Sales	393,531	37,825

Issued to shareholders electing to receive payments of distributions in Fund shares	69,748	7,243

Redemptions	(118,955)	(115,420)

Converted from Class C shares	3,437	—

Net increase (decrease)	347,761	(70,352)

	Year Ended February 28,
Class C	2019	2018

Sales	71,927	21,729

Issued to shareholders electing to receive payments of distributions in Fund shares	12,186	2,144

Redemptions	(30,900)	(32,555)

Converted to Class A shares	(3,500)	—

Net increase (decrease)	49,713	(8,682)

	Year Ended February 28,
Class I	2019	2018

Sales	2,616,413	1,077,666

Issued to shareholders electing to receive payments of distributions in Fund shares	669,196	110,509

Redemptions	(1,177,141)	(1,361,811)

Net increase (decrease)	2,108,468	(173,636)

At February 28, 2019, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM and an Eaton Vance collective investment trust owned in the aggregate 67.2% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2019.

18

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Notes to Financial Statements — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$102,507,681	*	$—	$—	$102,507,681

Short-Term Investments	—		36,809	—	36,809

Total Investments	$102,507,681		$36,809	$—	$102,544,490

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

19

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2019, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of February 28, 2019, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of February 28, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

April 18, 2019

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

20

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2020 will show the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2019, the Fund designates approximately $1,687,501, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2019 ordinary income dividends, 57.60% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2019, $4,666,980 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018).

22

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

23

Eaton Vance

Focused Value Opportunities Fund

February 28, 2019

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years

Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.28.19

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Focused Value Opportunities Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 14 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal years ended February 28, 2018 and February 28, 2019 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/18	2/28/19
Audit Fees	$27,630	$27,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,365	$10,665
All Other Fees(3)	$0	$0

Total	$36,995	$38,295

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/18	2/28/19
Audit Fees	$27,630	$27,630
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,615	$11,190
All Other Fees(3)	$0	$0

Total	$38,245	$38,820

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (February 28, July 31, August 31, September 30 or November 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18	2/28/19
Audit Fees	$59,050	$162,040	$87,580	$81,150	$55,260	$58,700	$161,690	$108,090	$81,150	$55,260
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$20,034	$59,372	$35,708	$38,019	$19,980	$24,284	$60,872	$57,297	$38,019	$21,855
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0	$0	$0

Total	$79,084	$221,412	$123,288	$119,169	$75,240	$82,984	$222,562	$165,387	$119,169	$77,115

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended*	7/31/17	8/31/17	9/30/17	11/30/17	2/28/18	7/31/18	8/31/18	9/30/18	11/30/18	2/28/19
Registrant(1)	$20,034	$59,372	$35,708	$38,019	$19,980	$24,284	$60,872	$57,297	$38,019	$21,855
Eaton Vance(2)	$148,018	$148,018	$148,018	$148,018	$148,018	$51,855	$74,355	$126,485	$126,485	$126,485

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 25, 2019

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 25, 2019